Debt Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	$ 2,261,702	$ 1,509,191
Amount due within one year	131,500	132,535
Amounts due beyond one year	2,130,202	1,376,656
TL Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	352,500	125,000
TW Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	88,940	8,047
TAP Funding Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	108,471
2005-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	124,458	175,726
2011-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	340,000	380,000
Bonds Twenty Twelve Dash One
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	373,333
TMCL Secured Debt Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt		820,418
TMCL II Secured Debt Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	$ 874,000